Other financial assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
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Debt instruments held	£ 30,124	£ 30,016
Other financial assets.	61,452	59,485
Alawwal bank merger
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Amount pertaining to transfer of ownership	595
Equity Shares
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Other financial assets.	994	548
Loans
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Other financial assets.	365	904
MFVTPL
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Debt instruments held	305	669
Other financial assets.	715	1,638
MFVTPL | Other debt
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Debt instruments held	305	669
MFVTPL | Equity Shares
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Other financial assets.	45	65
MFVTPL | Loans
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Other financial assets.	365	904
FVOCI
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Debt instruments held	48,334	45,594
Other financial assets.	49,283	46,077
FVOCI | Central and local government | UK
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Debt instruments held	18,437	17,192
FVOCI | Central and local government | USA
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Debt instruments held	13,981	11,767
FVOCI | Central and local government | Other
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Debt instruments held	8,786	11,329
FVOCI | Other debt
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Debt instruments held	7,130	5,306
FVOCI | Equity Shares
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Other financial assets.	949	483
Dividend income	15
Amortised cost
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Debt instruments held	11,454	11,770
Other financial assets.	11,454	11,770
Amortised cost | Central and local government | UK
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Debt instruments held	5,411	6,928
Amortised cost | Central and local government | USA
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Debt instruments held	242	264
Amortised cost | Central and local government | Other
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Debt instruments held	120	120
Amortised cost | Other debt
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Debt instruments held	5,681	4,458
Secured
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Debt instruments held	60,093	58,033
Secured | Central and local government | UK
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Debt instruments held	23,848	24,120
Secured | Central and local government | USA
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Debt instruments held	14,223	12,031
Secured | Central and local government | Other
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Debt instruments held	8,906	11,449
Secured | Other debt
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Debt instruments held	£ 13,116	£ 10,433